Major Events During the Period	9 Months Ended
Sep. 30, 2021
Major Events During The Period [Abstract]
MAJOR EVENTS DURING THE PERIOD

NOTE 4: MAJOR EVENTS DURING THE PERIOD

a.	On January 21, 2021, the Company announced the appointment of Amir Reichman as its new Chief Executive Officer. Mr. Reichman and Dr. Ron Babecoff, its founder and former CEO, shared duties during a transition period while Mr. Reichman completed his former work obligations. Effective March 2, 2021, Mr. Reichman assumed the CEO position full time and Dr. Babecoff continued as Senior Advisor to the Company.

b.	On February 2, 2021, the Company closed an underwritten offering in which it sold 2,434,783 ADSs at a public offering price of $4.95 per ADS. On February 10, 2021, Aegis Capital Corp., the sole bookrunning manager for the underwritten offering, fully exercised its over-allotment option to purchase an additional 365,217 ADSs, bringing total gross proceeds to the Company from the offering including exercise of the over-allotment option of approximately $13,800. The Company received a net sum of $12,836 (approximately NIS 41,448).

c.	On April 6, 2021, the Company held an Extraordinary Meeting of Shareholders (the “Meeting”). At the Meeting, among other approved resolutions, the Company approved grants to the board members and CEO:

1.	30,000 RSUs to 6 directors, to vest in equal monthly installments during a period of three (3) years (if they continue to serve as directors) commencing one (1) month following the date of shareholder approval and would become fully vested, in accordance with the terms of the grant, on April 6, 2024. The RSUs would be subject to accelerated vesting in the event of a change of control.

2.	Options to purchase 150,000 ADSs of the Company at an exercise price of the greater of (i) $6.95, which is the greater of (x) 130% of the average closing price on Nasdaq during the 30 trading days prior to board approval and (y) 130% of the weighted average closing price on Nasdaq during the 30 calendar days prior to board approval), and (ii) 100% of the weighted average closing price on Nasdaq in the 30 calendar days prior to shareholder approval. The options, which would include the ability to exercise on a cashless basis, would vest in equal monthly installments during a period of three (3) years commencing one (1) month following the date of shareholder approval and would become fully vested, in accordance with the terms of the grant, on April 6, 2024. The options would be subject to accelerated vesting and would become immediately exercisable in the event of a change of control. In addition, the options would have a term of ten (10) years following the date of shareholder approval and, to the extent the options are vested, such vested options would continue to be exercisable during such term in the event of termination of service to the Company without cause.

3.	An amendment to the Company’s Articles of Association increasing the registered share capital of the Company by an additional 1,100,000,000 Ordinary Shares (the equivalent of 27.5 million ADSs) such that the total registered share capital of the Company would consist of 1,800,000,000 Ordinary Shares, no par value (the equivalent of 45 million ADSs).

4.	The Company will issue to the new CEO 600,000 restricted share units (the “RSUs”) under the Company’s 2018 Israeli Share Option Plan, which will vest over a period of five years, 20% to vest each year on the anniversary date of the commencement date, and would become fully vested, in accordance with the terms of the grant, on March 2, 2026. The ADSs underlying the RSUs may not be sold by Mr. Reichman during the term of his employment.

5.	The shareholders approved the amendment to the following options held by directors of the Company, as follows: Mr. Mark Germain (130,710 options), Prof. Avner Rotman (20,000 options), Mr. Adi Raviv (18,000 options), Prof. George H. Lowell (20,000 options), Dr. Morris Laster (18,000 options), Dr. Yael Margolin (18,000 options) and Mr. Isaac Devash (18,000 options) as follows:

a. accelerated vesting and the ability to immediately exercise such options in the event of a change of control; and

b. to the extent vested, allow the options to be exercised during the existing ten (10) year terms of the options in the event of the foregoing directors’ termination of service to the Company without cause.